Long-Term Debt Long Term Debt 3 (Details) (USD $) In Millions, unless otherwise specified							0 Months Ended
	Dec. 31, 2012 Senior Floating Rate Notes due 2015 [Member]	May 01, 2007 Senior Floating Rate Notes due 2015 [Member]	May 01, 2007 9.50% Senior Fixed Rate Notes due 2015 [Member]	May 01, 2007 Senior Subordinated Notes [Member]	Jul. 24, 2012 9.750% Senior Secured Notes due 2018 [Member]	Jul. 24, 2012 Secured Debt [Member] 9.750% Senior Secured Notes due 2018 [Member]	Jul. 24, 2012 Secured Debt [Member] Extended Term Loans [Member]	Dec. 31, 2012 Secured Debt [Member] Extended Term Loans [Member]	May 01, 2007 Applicable LIBOR Rate As Defined in the Indenture [Member] Senior Floating Rate Notes due 2015 [Member]	Jul. 24, 2012 For 2013 [Member] 9.750% Senior Secured Notes due 2018 [Member]	Jul. 24, 2012 For 2014 and After [Member] 9.750% Senior Secured Notes due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 305.0	$ 310.0			$ 235.0
Debt Instrument, Interest Rate, Stated Percentage			9.50%		9.75%
Floor Interest Rate Percentage Of A Variable Interest Rate Instrument									1.25%
Applicable Margin Percentage Added to Interest Rate Index to determine Interest Rate									4.75%
Debt Instrument, Interest Rate at Period End	6.00%							5.50%
Percentage of Outstanding principal Amount to Prepay if Change of Control Occurs				101.00%
Percentage of Principal Amt to be Prepaid with proceeds of certain asset sales				100.00%
Repayments of Long-term Debt							280.2
Secured Debt Ratio Threshold										3.25	3.00
Amt of Notes Required to be Repurchased by Company (If Greater Than 50% of Excess Cash Flows) in the event secured leverage ratio exceeds certain levels					$ 15.0
Percentage of Excess Cash Flows to be used to Repurchase Notes					50.00%
Redemption Price Expressed As a Percentage of Principal Amt					100.00%